SEGMENT AND GEOGRAPHICAL INFORMATION (Revenue by Country) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Segment Reporting Information [Line Items]
Revenue	$ 168,812	$ 134,646
NETHERLANDS [Member]
Segment Reporting Information [Line Items]
Revenue	59,257	45,776
GERMANY [Member]
Segment Reporting Information [Line Items]
Revenue	68,656	58,197
United States [Member]
Segment Reporting Information [Line Items]
Revenue	27,985	25,189
Other Countries [Member]
Segment Reporting Information [Line Items]
Revenue	$ 12,914	$ 5,484